OPERATING LEASE (Tables)	12 Months Ended
Nov. 30, 2025
OPERATING LEASE
Schedule of net lease cost and other supplemental lease information

	November 30, 2025	November 30, 2024
Lease cost:
Operating lease cost	$3,662	$—
Short term lease cost	119,892	—
Net lease cost	123,554	—
Cash paid for operating lease liabilities	$—	$—

Schedule of lease balance sheet information

Lease liability	November 30, 2025	November 30, 2024
Current portion of operating lease liability	33,155	—
Long-term portion of operating lease liability	55,086	—
	$88,241	$—

Schedule of future minimum lease payments

Future minimum lease payments to be paid by the Company as a lessee as of November 30, 2025 are as follows:

Operating lease commitments and lease liability:
2026	$40,830
2027	50,197
2028	8,406
Total future minimum lease payments	99,433
Discount	(11,192)
Total	$88,241